Interest Expense and Finance Cost	12 Months Ended
Dec. 31, 2018
INTEREST EXPENSE AND FINANCE COST [Abstract]
INTEREST EXPENSE AND FINANCE COST

NOTE 18: INTEREST EXPENSE AND FINANCE COST

Interest expense and finance cost consisted of the following:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Interest expense	$131,131	$115,099	$107,787
Amortization and write-off of deferred financing costs	7,880	6,391	5,653
Other	109	121	199
Interest expense and finance cost	$139,120	$121,611	$113,639